SHAREHOLDERS' EQUITY (Schedule of Outstanding and Exercisable Options) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,476,610
Weighted average remaining contractual term (years)	7 years 3 months 19 days
Options exercisable	897,629
Weighted average remaining contractual term (years)	6 years 7 months 17 days
$0.20 - 14.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 0.20
Exercise price, maximum | $ / shares	$ 14.00
Options outstanding	186,504
Weighted average remaining contractual term (years)	4 years 7 months 21 days
Options exercisable	186,504
Weighted average remaining contractual term (years)	4 years 7 months 21 days
$37.44 - 47.29 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 37.44
Exercise price, maximum | $ / shares	$ 47.29
Options outstanding	331,472
Weighted average remaining contractual term (years)	7 years 9 months 29 days
Options exercisable	120,094
Weighted average remaining contractual term (years)	7 years 5 months 20 days
$47.40 - 50.42 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 47.40
Exercise price, maximum | $ / shares	$ 50.42
Options outstanding	393,087
Weighted average remaining contractual term (years)	7 years 8 months 9 days
Options exercisable	241,302
Weighted average remaining contractual term (years)	7 years 6 months 29 days
$50.99 - 59.14 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 50.99
Exercise price, maximum | $ / shares	$ 59.14
Options outstanding	328,677
Weighted average remaining contractual term (years)	7 years 4 months 20 days
Options exercisable	211,772
Weighted average remaining contractual term (years)	6 years 8 months 12 days
$63.37 - 77.33 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 63.37
Exercise price, maximum | $ / shares	$ 77.33
Options outstanding	236,870
Weighted average remaining contractual term (years)	7 years 10 months 28 days
Options exercisable	137,957
Weighted average remaining contractual term (years)	6 years 10 months 14 days